Share-based payments (Details)	12 Months Ended
	Aug. 31, 2022 USD ($) $ / shares	Aug. 31, 2021 USD ($)	Aug. 31, 2020 USD ($)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	1,706,418	1,659,121	516,216
Exercise Price 2.78
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $ / shares	$ 2.78
Number of options outstanding	162,162
Weighted average grant date fair value | $ / shares	$ 2.59
Weighted average remaining contractual life (years)	2 years 9 months
Exercisable options	162,162
Exercise Price 3.70
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $ / shares	$ 3.70
Number of options outstanding	345,946
Weighted average grant date fair value | $ / shares	$ 2.42
Weighted average remaining contractual life (years)	2 years 9 months
Exercisable options	325,253
Exercise Price 3.7
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $ / shares	$ 3.70
Number of options outstanding	10,810
Weighted average grant date fair value | $ / shares	$ 2.69
Weighted average remaining contractual life (years)	3 years
Exercisable options	7,883
Exercise Price 16.29
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $ / shares	$ 16.29
Number of options outstanding	440,000
Weighted average grant date fair value | $ / shares	$ 9.33
Weighted average remaining contractual life (years)	8 years 3 months
Exercisable options	440,000
Exercise Price 15.75
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $ / shares	$ 15.75
Number of options outstanding	120,000
Weighted average grant date fair value | $ / shares	$ 11.28
Weighted average remaining contractual life (years)	3 years 6 months
Exercisable options	45,000
Exercise Price 8.98
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $ / shares	$ 8.98
Number of options outstanding	500,000
Weighted average grant date fair value | $ / shares	$ 6.91
Weighted average remaining contractual life (years)	3 years 9 months
Exercisable options	500,000
Exercise Price 8.85
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $ / shares	$ 8.85
Number of options outstanding	25,000
Weighted average grant date fair value | $ / shares	$ 6.55
Weighted average remaining contractual life (years)	9 years 3 months
Exercisable options	25,000
Exercise Price 5.65
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $ / shares	$ 5.65
Number of options outstanding	102,500
Weighted average grant date fair value | $ / shares	$ 4.28
Weighted average remaining contractual life (years)	4 years 6 months
Exercisable options	102,500